Segmented information (Tables)	3 Months Ended
Nov. 30, 2021
Disclosure of operating segments [abstract]
Schedule of Segment Reporting

The following is an analysis of the Company’s revenue and results by reportable segment for the three months ended November 30, 2021:

	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	2,537,394	11,812,084	-	14,349,478

Results
Segment loss	(2,511,025)	(1,981,915)	-	(4,492,940)

Central administration costs	-	-	2,828,505	2,828,505
Other gains and losses	1,006,452	(1,643)	(7,221,762)	(6,216,953)
Finance costs	17,357	375	196,876	214,608
Income (loss) before tax	(3,534,834)	(1,980,647)	4,196,381	(1,319,100)
Income tax	-	-	-	-
Gain (Loss) for the year from:
Discontinued operations	(9,656)	-	-	(9,656)
Non-controlling interest in net loss	-	-	(24,764)	(24,764)
Net income (loss)	(3,544,490)	(1,980,647)	4,171,617	(1,353,520)

The following is an analysis of the Company’s revenue and results by reportable segment for the three months ended November 30, 2020:

	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	762,941	6,703,450	-	7,466,391

Results
Segment loss	(2,697,438)	(1,392,595)	-	(4,090,033)

Central administration costs	-	-	3,309,789	3,309,789
Other gains and losses	(2,352)	(3,693)	(3,467,235)	(3,473,280)
Finance costs	59,571	186,990	161,528	408,089
Loss before tax	(2,754,657)	(1,575,892)	(4,082)	(4,334,631)
Income tax	-	-	-	-
Gain (Loss) for the year from:
Share of net loss of associate	-	-	(66,686)	(66,686)
Discontinued operations	(950,215)	-	(678,931)	(1,629,146)
Non-controlling interest in net loss	-	-	31,030	31,030
Net loss	(3,704,872)	(1,575,892)	(718,669)	(5,999,433)

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2021 and 2020

(Unaudited)

(Expressed in United States Dollars)

Geographical breakdown

	North America	European Union	Total
	$	$	$
August 31, 2021
Assets	64,943,049	2,519,798	67,462,847
Long-term assets	35,796,241	108,924	35,905,165

November 30, 2021
Assets	58,654,084	2,484,492	61,138,576
Long-term assets	33,994,329	85,659	34,079,988